Pensions and Other Postretirement Benefits Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service (cost) credit	$ (1.1)	$ (1.9)
Net actuarial (loss) gain	(370.6)	(398.3)
Accumulated other comprehensive income (loss) – pretax	(371.7)	(400.2)
Accumulated other comprehensive income (loss) – net of tax	(226.1)	(248.4)
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service (cost) credit	(0.1)	(0.2)
Net actuarial (loss) gain	4.2	5.5
Accumulated other comprehensive income (loss) – pretax	4.1	5.3
Accumulated other comprehensive income (loss) – net of tax	$ 2.6	$ 3.5